UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha,   NE

           68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 12/31/13

Item 1.  Schedule of Investments.

SoutherSun Funds
Small Cap Fund - Schedule of Investments (Unaudited)
December 31, 2013

Shares		Market Value

	COMMON STOCK - 96.29%
	APPAREL - 8.92%
375,025	Columbia Sportswear Co.	$ 29,533,219
1,168,155	Iconix Brand Group, Inc. *	46,375,754
		75,908,973
	CHEMICALS - 3.90%
2,094,900	Intrepid Potash, Inc. *	33,183,216

	COMMERCIAL SERVICES - 4.08%
1,016,921	Brink's Co.	34,717,683

	COMPUTERS - 4.82%
1,242,941	Diebold, Inc.	41,029,482

	CONSTRUCTION SERVICES - 10.03%
547,070	Chicago Bridge & Iron Co. NV	45,483,400
752,375	URS Corp.	39,868,351
		85,351,751
	ENVIRONMENTAL CONTROL - 9.66%
546,710	Clean Harbors, Inc. *	32,780,732
2,365,835	Darling International, Inc. *	49,398,635
		82,179,367
	FOOD - 3.76%
441,860	Sanderson Farms, Inc.	31,959,734

	HEALTHCARE-PRODUCTS - 4.16%
856,114	Hill-Rom Holdings, Inc.	35,391,753

	HEALTHCARE-SERVICES - 4.82%
695,755	Centene Corp. *	41,014,757

	HOME BUILDERS - 3.63%
559,471	Thor Industries, Inc.	30,899,583

	MACHINERY-DIVERSIFIED - 13.95%
754,875	AGCO Corp.	44,681,051
433,100	IDEX Corp.	31,984,435
100,875	Middleby Corp. *	24,206,974
239,999	Nordson Corp.	17,831,926
		118,704,386
	METAL FABRICATE/HARDWARE - 4.10%
633,100	Timken Co.	34,864,817

	MISCELLANEOUS MANUFACTURING - 7.88%
528,100	Koppers Holdings, Inc.	24,160,575
786,525	Trinity Industries, Inc.	42,881,343
		67,041,918
	OIL & GAS - 3.53%
1,218,249	Newfield Exploration Co. *	30,005,473

	OIL & GAS SERVICES - 4.72%
344,700	CARBO Ceramics, Inc.	40,167,891
SoutherSun Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
December 31, 2013

Shares		Market Value
	SOFTWARE - 4.33%
931,200	Broadridge Financial Solutions, Inc.	$ 36,801,024

	TOTAL COMMON STOCK
	(Cost - $606,271,083)	819,221,808

	SHORT-TERM INVESTMENTS - 3.79%
32,240,368	Dreyfus Institutional Reserve Money Market Fund, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS	32,240,368
	(Cost - $32,240,369)

	TOTAL INVESTMENTS - 100.08%
	(Cost - $638,511,451) (a)	$ 851,462,176
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.08) %	(714,713)
	NET ASSETS - 100.00%	$ 850,747,463

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $639,184,161 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 219,172,262
	Unrealized Depreciation:	(6,894,247)
	Net Unrealized Appreciation:	$ 212,278,015

* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on December 31, 2013.

Security Valuation – Equity and fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Fixed income securities are valued each day by an independent pricing service which utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using amortized cost method of valuation, which the Board has determined will represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

SoutherSun Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
December 31, 2013

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 819,221,808	$ -	$ -	$ 819,221,808
Short-Term Investment	$ 32,240,368	-	-	$ 32,240,368
Total	$ 851,462,176	$ -	$ -	$ 851,462,176
The Fund did not hold any Level 3 securities during the period.
There were no transfers in to or out of Level 1 and Level 2 during the current reporting period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Please refer to the Schedule of Investments for Industry Classifications.

SouthernSun Funds
U.S. Equity Fund - Schedule of Investments (Unaudited)
December 31, 2013

Shares		Market Value

	COMMON STOCK - 89.77%
	APPAREL - 4.98%
235,690	Hanesbrands, Inc.	$ 16,561,936

	COMMERCIAL SERVICES - 7.20%
163,200	ADT Corp.	6,604,704
1,004,437	Western Union Co.	17,326,538
		23,931,242
	ELECTRIC - 2.60%
254,525	OGE Energy Corp.	8,628,398

	ENGINEERING & CONSTRUCTION - 10.02%
198,400	Chicago Bridge & Iron Co. NV	16,494,976
317,915	URS Corp.	16,846,316
		33,341,292
	ENVIRONMENTAL CONTROL - 10.28%
267,525	Clean Harbors, Inc. *	16,040,799
869,234	Darling International, Inc. *	18,149,606
		34,190,405
	FOOD - 2.90%
295,695	Safeway, Inc.	9,630,786

	FOREST PRODUCTS & PAPER - 4.24%
381,525	MeadWestvaco Corp.	14,089,718

	HEALTHCARE-SERVICES - 4.35%
245,510	Centene Corp. *	14,472,815

	HOME BUILDERS - 3.45%
207,760	Thor Industries, Inc.	11,474,585

	LEISURE TIME - 3.25%
74,090	Polaris Industries, Inc.	10,790,468

	MACHINERY-DIVERSIFIED - 14.19%
264,555	AGCO Corp.	15,659,010
213,835	Flowserve Corp.	16,856,613
198,645	IDEX Corp.	14,669,933
		47,185,556
	METAL FABRICATE/HARDWARE - 4.20%
253,505	Timken Co.	13,960,520

	MISCELLANEOUS MANUFACTURING - 5.07%
308,975	Trinity Industries, Inc.	16,845,317

	OIL & GAS - 4.58%
618,115	Newfield Exploration Co. *	15,224,172

	SOFTWARE - 4.43%
372,340	Broadridge Financial Solutions, Inc.	14,714,877

	TRANSPORTATION - 4.03%
226,220	Tidewater, Inc.	13,408,060

	TOTAL COMMON STOCK	298,450,147
	(Cost - $265,751,638)
SouthernSun Funds
U.S. Equity Fund - Schedule of Investments (Unaudited) (Continued)
December 31, 2013

Shares		Market Value
	SHORT-TERM INVESTMENTS - 12.63%
41,999,725	Dreyfus Institutional Reserve Money Market Fund, 0.00% **	$ 41,999,725
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $41,999,725)

	TOTAL INVESTMENTS - 102.40%
	(Cost - $307,751,363)	$ 340,449,872
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.40) %	(7,980,142)
	NET ASSETS - 100.00%	$ 332,469,730

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $307,772,390 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appeciation:	$ 33,797,316
	Unrealized Depreciation:	(1,119,834)
	Net Unrealized Appreciation:	$ 32,677,482

* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on December 31, 2013.

Security Valuation – Equity and fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Fixed income securities are valued each day by an independent pricing service which utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using amortized cost method of valuation, which the Board has determined will represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

SouthernSun Funds
U.S. Equity Fund - Schedule of Investments (Unaudited) (Continued)
December 31, 2013

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 298,450,147	$ -	$ -	$ 298,450,147
Short-Term Investments	$ 41,999,725	-	-	$ 41,999,725
Total	$ 340,449,872	$ -	$ -	$ 340,449,872
The Fund did not hold any Level 3 securities during the period.
There were no transfers in to or out of Level 1 and Level 2 during the current reporting period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Please refer to the Schedule of Investments for Industry Classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

2/20/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

2/20/14

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

2/20/14